Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000013166
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(2.80%)	0.25%	2.07%
C000013168
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(1.15%)	0.16%	1.79%
C000063954
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013108
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(3.91%)	(0.91%)	1.06%
C000034083
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(2.40%)	(1.00%)	0.78%
C000013110
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013123
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(3.62%)	0.07%	2.20%
C000013125
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(2.05%)	(0.03%)	1.92%
C000013126
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013130
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(3.83%)	(0.02%)	1.78%
C000013132
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(2.41%)	(0.11%)	1.51%
C000063949
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013139
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(2.82%)	(0.26%)	1.77%
C000013141
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(1.20%)	(0.35%)	1.49%
C000092721
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000013166
Average Annual Return [Line Items]
Average Annual Return, Percent	0.50%	0.92%	2.40%
Without Sales Load [Member] | C000013168
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.18%)	0.16%	1.79%
Without Sales Load [Member] | C000063954
Average Annual Return [Line Items]
Average Annual Return, Percent	0.75%	1.16%	2.64%
Without Sales Load [Member] | C000013108
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.70%)	(0.26%)	1.39%
Without Sales Load [Member] | C000034083
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.44%)	(1.00%)	0.78%
Without Sales Load [Member] | C000013110
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.51%)	(0.07%)	1.59%
Without Sales Load [Member] | C000013123
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.34%)	0.72%	2.53%
Without Sales Load [Member] | C000013125
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.09%)	(0.03%)	1.92%
Without Sales Load [Member] | C000013126
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.10%)	0.97%	2.79%
Without Sales Load [Member] | C000013130
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.61%)	0.64%	2.12%
Without Sales Load [Member] | C000013132
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.45%)	(0.11%)	1.51%
Without Sales Load [Member] | C000063949
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.52%)	0.82%	2.31%
Without Sales Load [Member] | C000013139
Average Annual Return [Line Items]
Average Annual Return, Percent	0.40%	0.40%	2.10%
Without Sales Load [Member] | C000013141
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.23%)	(0.35%)	1.49%
Without Sales Load [Member] | C000092721
Average Annual Return [Line Items]
Average Annual Return, Percent	0.72%	0.60%	2.31%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	0.85%	2.34%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	0.85%	2.34%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	0.85%	2.34%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	0.85%	2.34%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	0.85%	2.34%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	0.85%	2.34%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	0.85%	2.34%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	0.85%	2.34%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	0.85%	2.34%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	0.85%	2.34%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	0.85%	2.34%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	0.85%	2.34%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	0.85%	2.34%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	0.85%	2.34%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	0.85%	2.34%
EATON VANCE Index: Bloomberg California Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal Bond Index
Average Annual Return, Percent	1.40%	0.78%	2.28%
EATON VANCE Index: Bloomberg California Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal Bond Index
Average Annual Return, Percent	1.40%	0.78%	2.28%
EATON VANCE Index: Bloomberg California Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal Bond Index
Average Annual Return, Percent	1.40%	0.78%	2.28%
EATON VANCE Index: Bloomberg Massachusetts Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Massachusetts Municipal Bond Index
Average Annual Return, Percent	1.06%	0.48%	2.05%
EATON VANCE Index: Bloomberg Massachusetts Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Massachusetts Municipal Bond Index
Average Annual Return, Percent	1.06%	0.48%	2.05%
EATON VANCE Index: Bloomberg Massachusetts Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Massachusetts Municipal Bond Index
Average Annual Return, Percent	1.06%	0.48%	2.05%
EATON VANCE Index: Bloomberg New York Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Municipal Bond Index
Average Annual Return, Percent	0.91%	0.99%	2.18%
EATON VANCE Index: Bloomberg New York Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Municipal Bond Index
Average Annual Return, Percent	0.91%	0.99%	2.18%
EATON VANCE Index: Bloomberg New York Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Municipal Bond Index
Average Annual Return, Percent	0.91%	0.99%	2.18%
EATON VANCE Index: Bloomberg Ohio Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Ohio Municipal Bond Index
Average Annual Return, Percent	1.51%	0.57%	2.25%
EATON VANCE Index: Bloomberg Ohio Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Ohio Municipal Bond Index
Average Annual Return, Percent	1.51%	0.57%	2.25%
EATON VANCE Index: Bloomberg Ohio Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Ohio Municipal Bond Index
Average Annual Return, Percent	1.51%	0.57%	2.25%